UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2013

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2013

Eaton Vance

Municipal Income Funds

Performance and Fund Profile

AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	42

Important Notices	43

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	01/06/1998	1.39%	8.61%	6.12%	4.74%	—
Class A with 4.75% Maximum Sales Charge	—	–3.43	3.41	5.09	4.23	—
Class B at NAV	01/14/1998	1.01	7.83	5.34	3.97	—
Class B with 5% Maximum Sales Charge	—	–3.96	2.83	5.01	3.97	—
Class C at NAV	05/02/2006	1.01	7.83	5.34	—	3.56%
Class C with 1% Maximum Sales Charge	—	0.02	6.83	5.34	—	3.56
Class I at NAV	03/16/1978	1.58	8.93	6.38	4.99	—
Barclays Capital Municipal Bond Index	—	0.96%	5.25%	6.10%	5.00%	—
Barclays Capital Long (22+) Municipal Bond Index	—	1.44	7.50	7.32	5.76	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.95%	1.70%	1.70%	0.70%
Net of Interest Expense			0.84	1.59	1.59	0.59

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.16%	3.39%	3.39%	4.41%
Taxable-Equivalent Distribution Rate			7.35	5.99	5.99	7.79
SEC 30-day Yield			2.29	1.66	1.66	2.66
Taxable-Equivalent SEC 30-day Yield			4.05	2.93	2.93	4.70

% Total Leverage[5]
Residual Interest Bond (RIB)						13.32%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	19.5%	BB	1.5%
AA	34.4	B	0.2
A	28.7	Not Rated	4.1
BBB	11.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2013

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	2.64%	8.56%	5.78%	5.31%
Class A with 4.75% Maximum Sales Charge	—	–2.25	3.42	4.75	4.79
Class B at NAV	12/19/1985	2.26	7.76	4.99	4.59
Class B with 5% Maximum Sales Charge	—	–2.74	2.76	4.66	4.59
Class C at NAV	12/03/1993	2.26	7.75	4.99	4.54
Class C with 1% Maximum Sales Charge	—	1.26	6.75	4.99	4.54
Class I at NAV	07/01/1999	2.87	8.93	6.06	5.57
Barclays Capital Municipal Bond Index	—	0.96%	5.25%	6.10%	5.00%
Barclays Capital Long (22+) Municipal Bond Index	—	1.44	7.50	7.32	5.76

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I
Gross		0.78%	1.53%	1.53%	0.53%
Net of Interest Expense		0.67	1.42	1.42	0.42

% Distribution Rates/Yields[4]		Class A	Class B	Class C	Class I
Distribution Rate		4.49%	3.73%	3.73%	4.75%
Taxable-Equivalent Distribution Rate		7.93	6.59	6.59	8.39
SEC 30-day Yield		3.26	2.67	2.67	3.67
Taxable-Equivalent SEC 30-day Yield		5.76	4.72	4.72	6.48

% Total Leverage[5]
RIB					13.65%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	12.3%	BBB	7.5%
AA	37.0	B	2.4
A	39.2	Not Rated	1.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.90	$4.67	0.93%
Class B	$1,000.00	$1,010.10	$8.42	1.68%
Class C	$1,000.00	$1,010.10	$8.42	1.68%
Class I	$1,000.00	$1,015.80	$3.42	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.68	0.93%
Class B	$1,000.00	$1,016.60	$8.45	1.68%
Class C	$1,000.00	$1,016.60	$8.45	1.68%
Class I	$1,000.00	$1,021.50	$3.43	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

5

Eaton Vance

Municipal Income Funds

March 31, 2013

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.40	$3.79	0.75%
Class B	$1,000.00	$1,022.60	$7.56	1.50%
Class C	$1,000.00	$1,022.60	$7.56	1.50%
Class I	$1,000.00	$1,028.70	$2.53	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.78	0.75%
Class B	$1,000.00	$1,017.50	$7.54	1.50%
Class C	$1,000.00	$1,017.50	$7.54	1.50%
Class I	$1,000.00	$1,022.40	$2.52	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 113.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,360,970
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,817,017
New York Environmental Facilities Corp., 5.00%, 10/15/35	100	114,152
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,301,048

		$14,593,187

Education — 9.5%
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$9,990	$11,211,277
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	11,000	13,142,470
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,776,066
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/26	330	355,384
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/27	415	442,606
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/29	365	379,458
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/30	290	298,706
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/31	270	276,183
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/32	225	228,035
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/33	185	186,345
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,775,397
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,423,289
University of Virginia, 5.00%, 6/1/40	4,475	5,120,877
University of Virginia, 5.00%, 6/1/43	3,430	3,989,947

		$43,606,040

Electric Utilities — 4.7%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,630	$1,689,381
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,213,299
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	1,000	1,169,380
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	8,015,000
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,230,119

		$21,317,179

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 3.2%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,547,700
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,020,560

		$14,568,260

General Obligations — 17.5%
California, 4.50%, 2/1/30	$3,845	$4,197,779
California, 5.00%, 10/1/41	500	545,740
California, 5.00%, 4/1/42	3,525	3,860,615
California, 5.25%, 10/1/29	560	655,603
California, 5.25%, 10/1/32	3,480	4,051,346
Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	2,350	1,185,082
Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	5,880	2,833,160
Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	8,500	3,909,320
Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	4,830	2,031,884
Clark County, NV, 5.00%, 6/1/38(1)	10,000	11,148,000
Deschutes and Jefferson Counties, School District No. 2J, OR, 0.00%, 6/15/25	3,700	2,663,593
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,479,122
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,795,581
Louisiana, 4.00%, 8/1/30(1)	3,680	3,960,637
Louisiana, 4.00%, 8/1/31(1)	3,660	3,923,740
Newton, MA, 5.00%, 4/1/39	1,610	1,834,418
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/39	2,500	3,007,925
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,565	1,181,951
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	1,605	1,155,423
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	1,615	1,100,348
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,781,003
South Carolina, 3.25%, 8/1/30	2,330	2,347,475
Texas, (Texas Transportation Commission), 5.00%, 4/1/42(1)(2)	5,000	5,714,250
Washington, 5.25%, 2/1/36(1)	6,000	6,961,860

		$80,325,855

Health Care – Miscellaneous — 0.2%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$135	$136,894
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	109	109,842

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous (continued)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	$387	$387,630
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	460	461,464

		$1,095,830

Hospital — 16.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$608,616
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,955	3,255,198
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	6,024,114
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,547,097
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,453,304
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,465	2,680,318
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,595	2,801,925
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	5,180	5,689,816
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,045	1,080,091
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,480	7,178,026
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,562,001
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	9,134,746
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	6,146,819
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,490	734,002
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	7,410	1,764,988
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	4,150	4,348,038
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	948,374
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	400	415,880
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	2,029,269

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	$2,870	$3,202,920
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,740,781
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,365	1,367,648
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,065	2,251,717
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,174,450
Spartanburg Regional Health Services District, SC, 5.00%, 4/15/37	850	934,635

		$74,074,773

Housing — 0.3%
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	$985	$1,037,195
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	285	159,566

		$1,196,761

Industrial Development Revenue — 2.1%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	$4,000	$4,369,880
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	530	530,117
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	3,017,714
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,828,453

		$9,746,164

Insured – Education — 0.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,292,640

		$2,292,640

Insured – Electric Utilities — 1.7%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,459,445
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,516,817

		$7,976,262

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.2%
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	$985	$1,005,124

		$1,005,124

Insured – Hospital — 1.5%
Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,295	$6,662,565

		$6,662,565

Insured – Lease Revenue / Certificates of Participation — 0.8%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,516,268

		$3,516,268

Insured – Other Revenue — 0.8%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$10,600	$3,539,764

		$3,539,764

Insured – Special Tax Revenue — 5.8%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$12,660	$12,008,390
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,000	7,483,980
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	2,565	3,216,715
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,213,381
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	946,742
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,990	1,793,249

		$26,662,457

Insured – Transportation — 4.4%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	$10,000	$4,305,700
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,050	5,365,423
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	1,773,877
Metropolitan Transportation Authority, NY, (AGM), 4.00%, 11/15/30	820	875,727
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,233,118
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	5,306,928

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	$3,755	$1,197,244

		$20,058,017

Insured – Water and Sewer — 2.2%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,305	$4,904,687
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,160,289

		$10,064,976

Lease Revenue / Certificates of Participation — 1.0%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$3,970	$4,715,645

		$4,715,645

Nursing Home — 0.2%
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$865	$865,804

		$865,804

Other Revenue — 4.7%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,175	$1,405,805
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,320	1,581,505
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	720	863,237
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,220	1,049,542
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,000	1,001,200
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,568,847
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	90	89,995
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	545	523,162
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	3,059,754
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,150	1,257,697
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	2,290	1,943,157

		$21,343,901

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 2.8%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$3,300	$3,380,652
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,885	1,983,190
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,375,327
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,479,896
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,901,377
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(5)	1,480	739,896
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	172,656
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	715,744

		$12,748,738

Special Tax Revenue — 10.6%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,576,427
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	759,706
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,250	1,074,300
Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,000	1,006,760
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	845	964,880
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	815	924,911
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	865	979,647
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,656,140
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	11,544,930
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	3,560	1,906,060
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	2,330	1,127,277
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	5,000	5,641,350
New York, NY, Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/25	1,610	1,812,168
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	4,930	5,803,399
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	5,995	6,161,121
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,155	1,025,155
Tiverton, RI, (Villages on Mount Hope Bay), 6.875%, 5/1/22	795	802,767

		$48,766,998

Security	Principal Amount (000’s omitted)	Value

Transportation — 16.2%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$483,608
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,822,040
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	6,250,100
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/30	1,715	1,771,715
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	2,560	2,626,432
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,735,173
New Jersey Turnpike Authority, 5.00%, 1/1/35	3,410	3,780,565
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,433,480
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	3,625	4,048,908
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,396,970
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,070	1,157,376
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	11,437,210
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	5,000	5,624,050
Port Authority of New York and New Jersey, 5.25%, 7/15/36	2,750	3,211,560
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,269,930
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,543,697
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,663,100

		$74,255,914

Water and Sewer — 2.8%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/32	$995	$1,058,083
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	6,855	8,102,884
Portland, OR, Water System, 5.00%, 5/1/35	3,265	3,749,918

		$12,910,885

Total Tax-Exempt Investments — 113.1% (identified cost $457,436,358)		$517,910,007

Other Assets, Less Liabilities — (13.1)%		$(60,082,741)

Net Assets — 100.0%		$457,827,266

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	22.5%
California	16.8%
Others, representing less than 10% individually	73.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 15.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 5.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $8,253,137.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $5,160,990 or 1.1% of the Fund’s net assets.

(4)	Defaulted matured security.

(5)	Security is in default and making only partial interest payments.

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 112.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.8%
Oklahoma Water Resources Board, 5.25%, 4/1/36	$14,165	$16,700,394
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	21,760	24,448,883

		$41,149,277

Cogeneration — 0.3%
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$1,300	$824,824
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(2)	21,950	13,959,322
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(1)	1,500	29,910
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(2)	5,000	99,250

		$14,913,306

Education — 3.3%
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	$4,750	$5,613,455
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(3)	45,615	53,007,367
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/26	3,655	3,936,143
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/27	4,565	4,868,664
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/29	4,015	4,174,034
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/30	3,195	3,290,914
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/31	3,015	3,084,043
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/32	2,510	2,543,860
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/33	2,055	2,069,940
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	16,790,843
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,546,728
University of Massachusetts Building Authority, 5.00%, 11/1/39	15,000	17,061,750
University of Virginia, 5.00%, 6/1/43	32,725	38,067,356

		$164,055,097

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 2.9%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$10,056,668
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	20,025	19,711,408
Puerto Rico Electric Power Authority, 5.25%, 7/1/40	10,000	9,600,400
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(3)	41,100	47,059,500
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	58,142,115

		$144,570,091

Escrowed / Prerefunded — 0.1%
Bexar County, TX, Health Facilities Development Corp., (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,216,888

		$3,216,888

General Obligations — 20.1%
California, 4.00%, 9/1/27	$20,805	$22,163,566
California, 4.00%, 9/1/28	47,795	50,544,646
California, 4.50%, 2/1/30	47,925	52,322,119
California, 5.00%, 2/1/38	2,155	2,390,800
California, 5.00%, 2/1/43	19,890	21,893,719
Clark County, NV, 5.00%, 6/1/38(3)	94,200	105,014,160
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	10,000	11,950,000
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/25	500	355,980
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/26	2,590	1,754,570
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/27	2,650	1,708,296
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/28	2,500	1,533,825
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/29	2,590	1,507,717
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/30	2,000	1,103,420
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/28	3,050	1,869,589
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/29	3,440	1,971,498
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/30	4,110	2,235,922
Hawaii, 5.00%, 12/1/31	19,000	22,270,660
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,367,549
Louisiana, 4.00%, 8/1/28(3)	23,200	25,225,128

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Louisiana, 4.00%, 8/1/29(3)	$23,940	$25,866,931
Louisiana, 4.00%, 8/1/30(3)	15,760	16,961,858
Louisiana, 4.00%, 8/1/31(3)	15,920	17,067,195
Maryland, 4.00%, 3/1/26	21,645	24,100,842
New York, 4.00%, 3/1/29	14,390	15,844,253
New York, 4.00%, 3/1/30	15,460	16,910,303
New York, NY, 5.00%, 3/1/37	17,355	19,826,352
Newton, MA, 5.00%, 4/1/36	5,275	6,002,686
Newton, MA, 5.00%, 4/1/39	11,480	13,080,197
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	41,620	46,690,981
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,218,400
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,945	6,000,382
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	11,945	8,599,086
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	11,485	7,825,075
San Francisco City and County, CA, 4.00%, 6/15/29	3,045	3,248,223
San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(3)	36,300	40,307,520
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	19,955	18,126,723
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(3)(4)	57,400	65,458,386
Texas, (AMT), 5.00%, 8/1/31	8,000	9,074,800
Texas, (AMT), 5.00%, 8/1/36	9,465	10,596,635
Texas, (Texas Transportation Commission), 4.50%, 4/1/33(3)	40,875	44,599,121
Texas, (Texas Transportation Commission), 5.00%, 4/1/42	60,250	68,856,712
Washington, 4.00%, 7/1/26	38,795	42,974,385
Washington, 4.00%, 7/1/27	31,945	35,012,998
Washington, 4.00%, 7/1/28	32,475	35,308,119
Washington, 5.00%, 2/1/31	15,720	18,157,072
Washington, 5.00%, 2/1/33	21,255	24,324,860
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,354,242

		$1,011,577,501

Health Care – Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$634	$635,897
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	680	682,507

		$1,318,404

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.4%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(3)(4)	$34,260	$37,608,915
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	6,484,320
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(3)(4)	36,700	42,721,736
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,967,203
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,670	11,659,216
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,735	21,458,852
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	49,645	53,603,692
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	53,250	58,490,865
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	57,980	64,523,623
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	18,195	20,154,965
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	68,330,982
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	9,072,981
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	4,060	4,221,182
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,520	17,428,270
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,921,984
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	3,500	3,816,470
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	39,000	43,758,780
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	8,000	9,122,880
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	6,320	7,144,318
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37(3)	63,000	68,088,510
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42(3)	75,000	80,515,500
Spartanburg Regional Health Services District, SC, 5.00%, 4/15/37	8,775	9,648,727
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	17,685	19,627,343
Washington Township Health Care District, 6.25%, 7/1/39	16,675	19,085,038

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	$8,475	$8,944,769
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	8,865	9,411,882

		$724,813,003

Housing — 2.0%
Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$5,925	$4,845,346
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	7,380	7,771,066
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	8,249,086
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(3)	23,335	25,028,888
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	6,500	6,862,635
Virginia Housing Development Authority, (AMT), 24.258%, 10/1/35(6)(7)(8)	6,940	9,060,864
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,345	19,350,856
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,750	19,665,000

		$100,833,741

Industrial Development Revenue — 4.5%
Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,530	$5,375,990
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,628,212
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	33,290	34,819,010
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,500	3,500,770
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	41,750	41,931,195
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	91,068
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	9,590	9,877,796
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	53,150	58,947,070
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	49,635	60,184,423

		$227,355,534

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.9%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$36,660	$43,150,653

		$43,150,653

Insured – General Obligations — 1.2%
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	$2,140	$2,105,503
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(3)	51,625	57,210,825

		$59,316,328

Insured – Hospital — 1.1%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(3)	$38,800	$39,984,952
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,856,520

		$53,841,472

Insured – Housing — 0.2%
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	$10,310	$10,659,406

		$10,659,406

Insured – Other Revenue — 3.0%
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	$40,700	$25,222,604
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	17,222,910
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	68,155	22,759,680
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	25,000	4,744,250
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,595,724
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	7,061,825
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	61,621,000

		$152,227,993

Insured – Special Tax Revenue — 6.5%
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$20,805	$14,398,933
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	31,010	20,446,133
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	17,000	10,645,910

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	$11,000	$13,730,530
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	3,080	3,862,566
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	14,715	9,841,098
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	84,310	28,060,054
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	218,400	43,878,744
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	156,345	29,757,144
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	60,720	9,709,128
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	50,000	7,777,500
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,235	469,720
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	708,420
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,085,635	87,719,308
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	192,700	29,213,320
Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	6,800	4,442,848
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	13,690	12,336,470

		$326,997,826

Insured – Student Loan — 1.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$45,125	$49,788,218
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	41,710	41,961,094

		$91,749,312

Insured – Transportation — 6.7%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$3,756,336
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	22,385	5,913,222
Metropolitan Transportation Authority, NY, (AGM), 4.00%, 11/15/30	9,240	9,867,950
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	50,000	54,861,000

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	$104,265	$44,768,263
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	63,387,548
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	38,705	41,147,285
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	24,368,249
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	46,300	34,154,121
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	31,045	9,898,388
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	119,480	33,711,282
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	30,935	8,203,962

		$334,037,606

Lease Revenue / Certificates of Participation — 2.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$38,385	$45,013,705
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	49,371,913
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31(9)	36,925	43,080,767

		$137,466,385

Nursing Home — 0.5%
Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,885	$7,911,257
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,780	9,687,188
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	8,415	8,422,826
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,645	1,276,816

		$27,298,087

Other Revenue — 4.8%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$12,735	$15,236,536
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	16,295	19,523,202
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,785	9,333,748
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	250	215,070

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46	$12,330	$5,198,328
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,155	22,740,282
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,188,840
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	15,422,490
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	20,625	23,074,013
Seminole Tribe, FL, 5.25%, 10/1/27(6)	1,000	1,076,420
Seminole Tribe, FL, 5.50%, 10/1/24(6)	11,915	13,030,840
Seminole Tribe, FL, 5.75%, 10/1/22(6)	2,100	2,325,939
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	68,720	88,832,282
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/31	8,160	8,659,392
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	7,875	8,324,820

		$243,182,202

Senior Living / Life Care — 0.2%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$400	$409,776
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(10)	410	102,500
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(10)	16,435	8,216,350
Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750	1,751,680

		$10,480,306

Special Tax Revenue — 5.5%
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	$890	$831,349
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	270	273,318
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	570	591,124
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.50%, 5/1/34	440	445,698
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	9,030	10,311,086
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	8,700	9,873,282
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	9,250	10,475,995
Maryland Department of Transportation, 5.00%, 2/15/25	13,455	16,188,383
Maryland Department of Transportation, 5.00%, 2/15/26	14,125	16,873,725
Maryland Department of Transportation, 5.00%, 2/15/27	14,835	17,605,436

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(9)	$29,055	$33,486,178
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	39,175	20,974,687
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	74,070	35,835,807
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	230	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(2)	80	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	165	129,918
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	186,690
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	260	238,443
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	335	159,413
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	18,500	20,790,115
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	26,875	31,636,175
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/43	10,000	11,257,000
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	483,025	34,526,627
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,075	954,149
Southern Hills Plantation I, FL, Community Development District, Series A1, 5.80%, 5/1/35	545	459,719
Southern Hills Plantation I, FL, Community Development District, Series A2, 5.80%, 5/1/35	405	265,360
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,665	1,330,402
Tiverton, RI, (Villages on Mount Hope Bay), 6.875%, 5/1/22	400	403,908

		$276,103,987

Student Loan — 0.7%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,412,756
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	5,880	6,153,302
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	10,010	10,840,830

		$33,406,888

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 23.2%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,260	$4,964,263
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/32	21,430	23,455,564
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/37	38,450	41,206,480
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	36,040	38,542,618
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), Series D, 5.00%, 11/1/42	26,255	27,921,405
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	15,110,312
Illinois Toll Highway Authority, 5.25%, 1/1/30(3)(4)	18,180	20,802,101
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)(4)	16,200	18,215,604
Metropolitan Transportation Authority, NY, 5.00%, 11/15/43(11)	25,000	27,513,000
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	14,565	16,362,321
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	24,426,324
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	15,870	17,523,495
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	47,090	54,289,119
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/30	18,865	19,488,866
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	28,145	28,875,363
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/36	91,425	29,997,457
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	50,000	14,490,500
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 5.875%, 12/15/38	55,250	65,180,082
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	108,655	31,348,054
New Jersey Turnpike Authority, 5.00%, 1/1/43(11)	26,185	28,606,065
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	18,230	20,361,816
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	15,845	17,923,072
New York Thruway Authority, 5.00%, 1/1/42	10,315	11,338,145
North Texas Tollway Authority, 5.75%, 1/1/38	66,265	74,960,956
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	15,000	16,495,950
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	14,735	16,085,905

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$9,305	$10,064,846
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	12,555,951
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	11,563,613
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	24,531,750
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	12,089,400
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	20,845	23,241,967
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	20,675	22,865,103
Port Authority of New York and New Jersey, 5.00%, 10/15/36	23,075	25,711,780
Port Authority of New York and New Jersey, 5.25%, 7/15/36	10,310	12,040,430
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	19,035	20,441,496
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	14,505	15,422,731
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(3)	80,490	85,582,602
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	28,890	33,121,518
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,623,416
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,670,648
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	38,865	41,894,138
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(3)	38,980	45,462,764

		$1,166,368,990

Water and Sewer — 5.5%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$10,330	$11,142,868
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	17,215	18,622,843
Metropolitan Water District of Southern California, 5.00%, 7/1/37(3)	34,800	39,367,152
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(3)(4)	42,030	49,681,141
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series BB, 5.00%, 6/15/47	79,250	88,087,168
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series CC, 5.00%, 6/15/47(3)	46,140	51,588,211
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43(11)	16,580	18,753,306

		$277,242,689

Total Tax-Exempt Municipal Securities —112.9% (identified cost $5,234,819,069)		$5,677,332,972

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 2.6%
Municipal Electric Authority of Georgia, 6.637%, 4/1/57(12)	$50,000	$59,530,500
Municipal Electric Authority of Georgia, 6.655%, 4/1/57(12)	60,080	70,965,895

		$130,496,395

General Obligations — 0.8%
Texas, (Texas Transportation Commission), 4.681%, 4/1/40(12)	$33,545	$38,644,846
Washington, Motor Vehicle Fuel Tax, 5.14%, 8/1/40(12)	1,025	1,230,287

		$39,875,133

Insured – Special Tax Revenue — 0.3%
Colony Local Development Corp., TX, Sales Tax Revenue, (BHAC), 4.881%, 10/1/47	$15,000	$15,482,250

		$15,482,250

Transportation — 0.3%
Texas Transportation Commission, 5.178%, 4/1/30(12)	$12,800	$15,721,088

		$15,721,088

Total Taxable Municipal Securities — 4.0% (identified cost $199,198,317)		$201,574,866

Total Investments — 116.9% (identified cost $5,434,017,386)		$5,878,907,838

Other Assets, Less Liabilities — (16.9)%		$(850,465,584)

Net Assets — 100.0%		$5,028,442,254

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	21.2%
Texas	21.1%
California	17.2%
Florida	10.6%
Others, representing less than 10% individually	46.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 18.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 6.8% of total investments.

(1)	Defaulted matured security.

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $84,412,884.

(5)	Amount is less than 0.05%.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $52,423,797 or 1.0% of the Fund’s net assets.

(7)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(8)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2013.

(9)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(10)	Security is in default and making only partial interest payments.

(11)	When-issued security.

(12)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Assets and Liabilities (Unaudited)

	March 31, 2013
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$457,436,358	$5,434,017,386
Unrealized appreciation	60,473,649	444,890,452
Investments, at value	$517,910,007	$5,878,907,838
Cash	$4,728,186	$52,776
Restricted cash*	1,000,000	16,850,000
Interest receivable	5,866,193	67,474,772
Receivable for investments sold	335,725	24,393,090
Receivable for Fund shares sold	485,843	13,010,173
Receivable for variation margin on open financial futures contracts	62,766	468,751
Total assets	$530,388,720	$6,001,157,400
Liabilities
Payable for floating rate notes issued	$70,350,000	$767,068,000
Demand note payable	—	97,600,000
Payable for investments purchased	284,604	5,286,466
Payable for when-issued securities	—	74,488,759
Payable for Fund shares redeemed	1,129,939	19,935,752
Distributions payable	312,941	3,345,192
Payable to affiliates:
Investment adviser fee	176,044	1,397,174
Distribution and service fees	108,979	1,484,965
Interest expense and fees payable	106,804	1,308,870
Accrued expenses	92,143	799,968
Total liabilities	$72,561,454	$972,715,146
Net Assets	$457,827,266	$5,028,442,254
Sources of Net Assets
Paid-in capital	$536,386,968	$5,742,578,176
Accumulated net realized loss	(139,786,464)	(1,160,621,288)
Accumulated undistributed net investment income	1,514,608	9,529,436
Net unrealized appreciation	59,712,154	436,955,930
Net Assets	$457,827,266	$5,028,442,254
Class A Shares
Net Assets	$283,375,161	$2,788,661,647
Shares Outstanding	29,698,029	272,220,145
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.54	$10.24
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.02	$10.75
Class B Shares
Net Assets	$4,094,318	$87,525,034
Shares Outstanding	431,923	8,544,883
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.48	$10.24
Class C Shares
Net Assets	$52,628,794	$941,953,739
Shares Outstanding	5,546,395	91,951,836
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.49	$10.24
Class I Shares
Net Assets	$117,728,993	$1,210,301,834
Shares Outstanding	11,296,091	118,119,277
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.42	$10.25

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2013
Investment Income	AMT-Free Fund	National Fund
Interest	$11,800,910	$135,086,199
Total investment income	$11,800,910	$135,086,199

Expenses
Investment adviser fee	$1,055,534	$8,373,702
Distribution and service fees
Class A	367,737	3,650,190
Class B	23,515	483,589
Class C	259,625	4,866,981
Trustees’ fees and expenses	9,404	34,000
Custodian fee	95,803	367,060
Transfer and dividend disbursing agent fees	75,956	1,117,450
Legal and accounting services	43,483	94,991
Printing and postage	17,823	141,306
Registration fees	48,325	75,707
Interest expense and fees	230,210	2,624,966
Miscellaneous	26,961	187,377
Total expenses	$2,254,376	$22,017,319
Deduct —
Reduction of custodian fee	$1,725	$16,979
Total expense reductions	$1,725	$16,979

Net expenses	$2,252,651	$22,000,340

Net investment income	$9,548,259	$113,085,859

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,990,539	$48,018,580
Financial futures contracts	907,798	38,231,888
Net realized gain	$2,898,337	$86,250,468
Change in unrealized appreciation (depreciation) —
Investments	$(5,095,774)	$(49,411,473)
Financial futures contracts	(581,106)	(11,953,460)
Net change in unrealized appreciation (depreciation)	$(5,676,880)	$(61,364,933)

Net realized and unrealized gain (loss)	$(2,778,543)	$24,885,535

Net increase in net assets from operations	$6,769,716	$137,971,394

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Changes in Net Assets

	AMT-Free Fund
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Nine Months Ended September 30, 2012	Year Ended December 31, 2011
From operations —
Net investment income	$9,548,259	$14,998,386	$23,753,368
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	2,898,337	(3,074,263)	(32,534,446)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(5,676,880)	41,371,974	57,135,517
Net increase in net assets from operations	$6,769,716	$53,296,097	$48,354,439
Distributions to shareholders —
From net investment income
Class A	$(5,942,354)	$(9,761,483)	$(15,483,695)
Class B	(77,089)	(159,199)	(442,545)
Class C	(852,874)	(1,230,918)	(1,854,364)
Class I	(2,627,267)	(3,784,410)	(5,281,700)
Total distributions to shareholders	$(9,499,584)	$(14,936,010)	$(23,062,304)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$25,421,462	$33,880,654	$55,633,479
Class B	72,968	336,450	461,154
Class C	6,398,803	6,047,372	5,655,512
Class I	15,381,545	28,626,835	22,704,897
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,131,831	8,299,346	11,657,848
Class B	58,136	113,410	276,699
Class C	600,262	848,908	1,193,795
Class I	1,793,584	2,657,036	3,252,773
Cost of shares redeemed
Class A	(39,970,414)	(75,808,231)	(135,424,615)
Class B	(353,220)	(873,347)	(2,297,151)
Class C	(4,140,190)	(4,514,089)	(15,750,550)
Class I	(24,359,551)	(16,414,791)	(59,257,421)
Net asset value of shares exchanged
Class A	906,924	2,669,709	4,269,162
Class B	(906,924)	(2,669,709)	(4,269,162)
Net decrease in net assets from Fund share transactions	$(13,964,784)	$(16,800,447)	$(111,893,580)

Net increase (decrease) in net assets	$(16,694,652)	$21,559,640	$(86,601,445)

Net Assets
At beginning of period	$474,521,918	$452,962,278	$539,563,723
At end of period	$457,827,266	$474,521,918	$452,962,278

Accumulated undistributed net investment income included in net assets
At end of period	$1,514,608	$1,465,933	$1,465,250

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Changes in Net Assets — continued

	National Fund
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
From operations —
Net investment income	$113,085,859	$230,725,889
Net realized gain (loss) from investment transactions and financial futures contracts	86,250,468	(68,259,402)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(61,364,933)	483,770,584
Net increase in net assets from operations	$137,971,394	$646,237,071
Distributions to shareholders —
From net investment income
Class A	$(64,965,541)	$(142,373,836)
Class B	(1,788,424)	(4,767,756)
Class C	(18,002,561)	(39,387,478)
Class I	(28,361,488)	(45,196,462)
Total distributions to shareholders	$(113,118,014)	$(231,725,532)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$186,499,094	$317,496,688
Class B	663,911	1,973,451
Class C	48,762,773	107,685,560
Class I	268,462,768	538,748,264
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	52,544,535	110,453,071
Class B	1,414,739	3,612,439
Class C	12,926,612	26,941,458
Class I	23,610,118	36,133,409
Cost of shares redeemed
Class A	(450,535,756)	(587,169,042)
Class B	(9,714,353)	(19,698,921)
Class C	(105,340,364)	(167,582,529)
Class I	(228,094,999)	(305,377,746)
Net asset value of shares exchanged
Class A	9,093,639	14,370,975
Class B	(9,093,639)	(14,370,975)
Net increase (decrease) in net assets from Fund share transactions	$(198,800,922)	$63,216,102

Net increase (decrease) in net assets	$(173,947,542)	$477,727,641

Net Assets
At beginning of period	$5,202,389,796	$4,724,662,155
At end of period	$5,028,442,254	$5,202,389,796

Accumulated undistributed net investment income included in net assets
At end of period	$9,529,436	$9,561,591

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2013
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net increase in net assets from operations	$6,769,716	$137,971,394
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(104,805,586)	(2,452,321,779)
Investments sold	113,628,193	2,501,659,111
Net amortization/accretion of premium (discount)	(1,233,894)	(15,168,843)
Decrease in restricted cash	—	17,300,000
Decrease in interest receivable	160,979	3,241,985
Decrease (increase) in receivable for variation margin on open financial futures contracts	(34,938)	906,250
Increase in payable to affiliate for investment adviser fee	2,540	29,963
Increase (decrease) in payable to affiliate for distribution and service fees	4,269	(4,572)
Decrease in interest expense and fees payable	(19,793)	(322,049)
Increase (decrease) in accrued expenses	(60,300)	67,506
Net change in unrealized (appreciation) depreciation from investments	5,095,774	49,411,473
Net realized gain from investments	(1,990,539)	(48,018,580)
Net cash provided by operating activities	$17,516,421	$194,751,859

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$47,162,372	$505,686,266
Fund shares redeemed	(68,470,650)	(788,881,642)
Distributions paid, net of reinvestments	(1,928,118)	(23,310,985)
Proceeds from secured borrowings	4,000,000	70,605,000
Repayment of secured borrowings	—	(37,250,000)
Increase in demand note payable	—	78,400,000
Net cash used in financing activities	$(19,236,396)	$(194,751,361)

Net increase (decrease) in cash	$(1,719,975)	$498

Cash at beginning of period	$6,448,161	$52,278

Cash at end of period	$4,728,186	$52,776

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$7,583,813	$90,496,004
Cash paid for interest and fees	250,003	2,947,015

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2013 (Unaudited)		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
					2011	2010	2009	2008	2007
Net asset value — Beginning of period	$9.600		$8.840		$8.320	$8.800	$7.030	$9.590	$10.160

Income (Loss) From Operations
Net investment income(2)	$0.196		$0.296		$0.437	$0.436	$0.429	$0.421	$0.409
Net realized and unrealized gain (loss)	(0.061)		0.758		0.505	(0.487)	1.763	(2.569)	(0.573)

Total income (loss) from operations	$0.135		$1.054		$0.942	$(0.051)	$2.192	$(2.148)	$(0.164)

Less Distributions
From net investment income	$(0.195)		$(0.294)		$(0.422)	$(0.429)	$(0.422)	$(0.412)	$(0.406)

Total distributions	$(0.195)		$(0.294)		$(0.422)	$(0.429)	$(0.422)	$(0.412)	$(0.406)

Net asset value — End of period	$9.540		$9.600		$8.840	$8.320	$8.800	$7.030	$9.590

Total Return(3)	1.39	%(4)	12.06	%(4)	11.68%	(0.79)%	31.71%	(23.07)%	(1.66)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$283,375		$293,544		$299,566	$345,914	$464,221	$454,906	$623,368
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.83	%(5)	0.84	%(5)	0.85%	0.83%	0.84%	0.81%	0.78	%(6)
Interest and fee expense(7)	0.10	%(5)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	0.93	%(5)	0.95	%(5)	0.97%	0.96%	0.95%	1.13%	1.09	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.83	%(5)	0.84	%(5)	0.85%	0.83%	0.84%	0.80%	0.75	%(6)
Net investment income	4.06	%(5)	4.24	%(5)	5.19%	4.90%	5.20%	4.80%	4.15%
Portfolio Turnover	19	%(4)	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	AMT-Free Fund — Class B
	Six Months Ended March 31, 2013 (Unaudited)		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
					2011	2010	2009	2008	2007
Net asset value — Beginning of period	$9.540		$8.780		$8.270	$8.740	$6.980	$9.530	$10.100

Income (Loss) From Operations
Net investment income(2)	$0.159		$0.242		$0.372	$0.368	$0.365	$0.353	$0.335
Net realized and unrealized gain (loss)	(0.061)		0.758		0.495	(0.477)	1.755	(2.562)	(0.577)

Total income (loss) from operations	$0.098		$1.000		$0.867	$(0.109)	$2.120	$(2.209)	$(0.242)

Less Distributions
From net investment income	$(0.158)		$(0.240)		$(0.357)	$(0.361)	$(0.360)	$(0.341)	$(0.328)

Total distributions	$(0.158)		$(0.240)		$(0.357)	$(0.361)	$(0.360)	$(0.341)	$(0.328)

Net asset value — End of period	$9.480		$9.540		$8.780	$8.270	$8.740	$6.980	$9.530

Total Return(3)	1.01	%(4)	11.50	%(4)	10.76%	(1.43)%	30.80%	(23.75)%	(2.44)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,094		$5,236		$7,771	$13,078	$19,252	$21,293	$37,610
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58	%(5)	1.59	%(5)	1.61%	1.58%	1.59%	1.56%	1.53	%(6)
Interest and fee expense(7)	0.10	%(5)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	1.68	%(5)	1.70	%(5)	1.73%	1.71%	1.70%	1.88%	1.84	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.58	%(5)	1.59	%(5)	1.61%	1.58%	1.59%	1.55%	1.50	%(6)
Net investment income	3.31	%(5)	3.50	%(5)	4.46%	4.16%	4.47%	4.02%	3.41%
Portfolio Turnover	19	%(4)	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2013 (Unaudited)		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
					2011	2010	2009	2008	2007
Net asset value — Beginning of period	$9.550		$8.790		$8.280	$8.750	$6.990	$9.540	$10.100

Income (Loss) From Operations
Net investment income(2)	$0.159		$0.242		$0.371	$0.367	$0.365	$0.352	$0.333
Net realized and unrealized gain (loss)	(0.061)		0.758		0.496	(0.475)	1.755	(2.561)	(0.565)

Total income (loss) from operations	$0.098		$1.000		$0.867	$(0.108)	$2.120	$(2.209)	$(0.232)

Less Distributions
From net investment income	$(0.158)		$(0.240)		$(0.357)	$(0.362)	$(0.360)	$(0.341)	$(0.328)

Total distributions	$(0.158)		$(0.240)		$(0.357)	$(0.362)	$(0.360)	$(0.341)	$(0.328)

Net asset value — End of period	$9.490		$9.550		$8.790	$8.280	$8.750	$6.990	$9.540

Total Return(3)	1.01	%(4)	11.49	%(4)	10.76%	(1.42)%	30.76%	(23.73)%	(2.34)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,629		$50,099		$43,863	$50,369	$56,641	$47,494	$49,953
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58	%(5)	1.59	%(5)	1.61%	1.57%	1.59%	1.56%	1.52	%(6)
Interest and fee expense(7)	0.10	%(5)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	1.68	%(5)	1.70	%(5)	1.73%	1.70%	1.70%	1.88%	1.83	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.58	%(5)	1.59	%(5)	1.61%	1.57%	1.59%	1.55%	1.49	%(6)
Net investment income	3.30	%(5)	3.48	%(5)	4.42%	4.14%	4.44%	4.06%	3.41%
Portfolio Turnover	19	%(4)	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2013 (Unaudited)		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
					2011	2010	2009	2008	2007
Net asset value — Beginning of period	$10.480		$9.660		$9.090	$9.610	$7.670	$10.480	$11.100

Income (Loss) From Operations
Net investment income(2)	$0.228		$0.341		$0.500	$0.500	$0.491	$0.484	$0.474
Net realized and unrealized gain (loss)	(0.062)		0.819		0.554	(0.528)	1.932	(2.817)	(0.623)

Total income (loss) from operations	$0.166		$1.160		$1.054	$(0.028)	$2.423	$(2.333)	$(0.149)

Less Distributions
From net investment income	$(0.226)		$(0.340)		$(0.484)	$(0.492)	$(0.483)	$(0.477)	$(0.471)

Total distributions	$(0.226)		$(0.340)		$(0.484)	$(0.492)	$(0.483)	$(0.477)	$(0.471)

Net asset value — End of period	$10.420		$10.480		$9.660	$9.090	$9.610	$7.670	$10.480

Total Return(3)	1.58	%(4)	12.27	%(4)	11.87%	(0.50)%	31.98%	(22.88)%	(1.38)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$117,729		$125,642		$101,762	$130,202	$196,069	$123,810	$215,985
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58	%(5)	0.59	%(5)	0.60%	0.57%	0.59%	0.56%	0.53	%(6)
Interest and fee expense(7)	0.10	%(5)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	0.68	%(5)	0.70	%(5)	0.72%	0.70%	0.70%	0.88%	0.84	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.58	%(5)	0.59	%(5)	0.60%	0.57%	0.59%	0.55%	0.50	%(6)
Net investment income	4.32	%(5)	4.48	%(5)	5.42%	5.14%	5.43%	5.02%	4.41%
Portfolio Turnover	19	%(4)	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.200		$9.360	$10.020	$10.040	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.230		$0.477	$0.549	$0.527	$0.527	$0.533
Net realized and unrealized gain (loss)	0.040		0.842	(0.682)	(0.022)	0.984	(2.431)

Total income (loss) from operations	$0.270		$1.319	$(0.133)	$0.505	$1.511	$(1.898)

Less Distributions
From net investment income	$(0.230)		$(0.479)	$(0.527)	$(0.525)	$(0.531)	$(0.532)

Total distributions	$(0.230)		$(0.479)	$(0.527)	$(0.525)	$(0.531)	$(0.532)

Net asset value — End of period	$10.240		$10.200	$9.360	$10.020	$10.040	$9.060

Total Return(2)	2.64	%(3)	14.42%	(1.00)%	5.36%	17.97%	(17.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,788,662		$2,975,655	$2,872,630	$3,971,060	$4,811,295	$3,987,956
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.65	%(4)	0.67%	0.69%	0.67%	0.70%	0.64%
Interest and fee expense(5)	0.10	%(4)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	0.75	%(4)	0.78%	0.82%	0.80%	0.93%	1.10%
Expenses after custodian fee reduction excluding interest and fees	0.65	%(4)	0.67%	0.69%	0.67%	0.70%	0.63%
Net investment income	4.45	%(4)	4.88%	6.04%	5.45%	6.22%	5.00%
Portfolio Turnover	41	%(3)	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Fund — Class B
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.200		$9.360	$10.020	$10.050	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.191		$0.405	$0.480	$0.455	$0.464	$0.454
Net realized and unrealized gain (loss)	0.040		0.840	(0.681)	(0.029)	0.992	(2.435)

Total income (loss) from operations	$0.231		$1.245	$(0.201)	$0.426	$1.456	$(1.981)

Less Distributions
From net investment income	$(0.191)		$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Total distributions	$(0.191)		$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Net asset value — End of period	$10.240		$10.200	$9.360	$10.020	$10.050	$9.060

Total Return(2)	2.26	%(3)	13.57%	(1.73)%	4.51%	17.18%	(17.69)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,525		$103,613	$122,288	$160,946	$179,657	$138,052
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.40	%(4)	1.42%	1.44%	1.42%	1.45%	1.39%
Interest and fee expense(5)	0.10	%(4)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	1.50	%(4)	1.53%	1.57%	1.55%	1.68%	1.85%
Expenses after custodian fee reduction excluding interest and fees	1.40	%(4)	1.42%	1.44%	1.42%	1.45%	1.38%
Net investment income	3.70	%(4)	4.15%	5.29%	4.70%	5.48%	4.25%
Portfolio Turnover	41	%(3)	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.200		$9.360	$10.020	$10.050	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.191		$0.404	$0.481	$0.455	$0.464	$0.453
Net realized and unrealized gain (loss)	0.040		0.841	(0.682)	(0.029)	0.992	(2.434)

Total income (loss) from operations	$0.231		$1.245	$(0.201)	$0.426	$1.456	$(1.981)

Less Distributions
From net investment income	$(0.191)		$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Total distributions	$(0.191)		$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Net asset value — End of period	$10.240		$10.200	$9.360	$10.020	$10.050	$9.060

Total Return(2)	2.26	%(3)	13.58%	(1.74)%	4.51%	17.18%	(17.69)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$941,954		$980,799	$932,773	$1,281,278	$1,367,785	$1,143,256
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.40	%(4)	1.42%	1.44%	1.42%	1.45%	1.39%
Interest and fee expense(5)	0.10	%(4)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	1.50	%(4)	1.53%	1.57%	1.55%	1.68%	1.85%
Expenses after custodian fee reduction excluding interest and fees	1.40	%(4)	1.42%	1.44%	1.42%	1.45%	1.38%
Net investment income	3.70	%(4)	4.13%	5.29%	4.70%	5.46%	4.25%
Portfolio Turnover	41	%(3)	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.200		$9.360	$10.020	$10.040	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.243		$0.499	$0.565	$0.552	$0.550	$0.559
Net realized and unrealized gain (loss)	0.050		0.844	(0.675)	(0.024)	0.983	(2.429)

Total income (loss) from operations	$0.293		$1.343	$(0.110)	$0.528	$1.533	$(1.870)

Less Distributions
From net investment income	$(0.243)		$(0.503)	$(0.550)	$(0.548)	$(0.553)	$(0.560)

Total distributions	$(0.243)		$(0.503)	$(0.550)	$(0.548)	$(0.553)	$(0.560)

Net asset value — End of period	$10.250		$10.200	$9.360	$10.020	$10.040	$9.060

Total Return(2)	2.87	%(3)	14.71%	(0.75)%	5.61%	18.28%	(16.81)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,210,302		$1,142,323	$796,970	$522,370	$217,630	$144,692
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.40	%(4)	0.42%	0.43%	0.42%	0.44%	0.40%
Interest and fee expense(5)	0.10	%(4)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	0.50	%(4)	0.53%	0.56%	0.55%	0.67%	0.86%
Expenses after custodian fee reduction excluding interest and fees	0.40	%(4)	0.42%	0.43%	0.42%	0.44%	0.39%
Net investment income	4.69	%(4)	5.09%	6.23%	5.70%	6.47%	5.26%
Portfolio Turnover	41	%(3)	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2012, the Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to

32

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2013	$1,429,405	$2,604,551
September 30, 2014	—	390,519
September 30, 2015	12,777,842	1,392,026
September 30, 2016	23,678,685	52,850,319
September 30, 2017	55,876,213	9,883,906
September 30, 2018	10,549,691	792,861,604
September 30, 2019	—	56,374,590

Total capital loss carryforward	$104,311,836	$916,357,515

Deferred capital losses	$38,745,826	$364,347,602

Included in the amounts above for National Fund is a capital loss carryforward of $18,487,169 as a result of reorganizations on November 5, 2010 and September 23, 2011. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

As of March 31, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating

33

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2013. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2013, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$70,350,000	$767,068,000
Interest Rate or Range of Interest Rates (%)	0.12 - 0.13	0.12 - 0.37
Collateral for Floating Rate Notes Outstanding	$112,727,845	$1,182,238,566

For the six months ended March 31, 2013, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$67,514,835	$743,748,192
Average Interest Rate	0.68%	0.71%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2013.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

34

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended March 31, 2013, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$1,055,534	$8,373,702
Effective Annual Rate	0.45%	0.32%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-

35

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2013 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$3,041	$38,232
EVD’s Class A Sales Charges	$25,661	$271,482

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2013 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$367,737	$3,650,190

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended March 31, 2013, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$17,636	$362,692
Class C Distribution Fees	$194,719	$3,650,236

At March 31, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	AMT-Free Fund	National Fund

Class B	$553,000	$7,297,000
Class C	$4,163,000	$161,311,000

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are

36

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2013 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$5,879	$120,897
Class C Service Fees	$64,906	$1,216,745

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended March 31, 2013, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$—	$402,000
Class B	$2,000	$54,000
Class C	$1,000	$42,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2013 were as follows:

	AMT-Free Fund	National Fund

Purchases	$99,684,696	$2,402,773,074
Sales	$108,380,438	$2,442,146,001

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
Class A	Six Months Ended March 31, 2013 (Unaudited)	Nine Months Ended September 30, 2012	Year Ended December 31, 2011

Sales	2,618,834	3,629,796	6,686,640
Issued to shareholders electing to receive payments of distributions in Fund shares	530,598	887,574	1,380,238
Redemptions	(4,126,894)	(8,112,300)	(16,233,014)
Exchange from Class B shares	93,397	288,058	503,584

Net decrease	(884,065)	(3,306,872)	(7,662,552)

37

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended March 31, 2013 (Unaudited)	Nine Months Ended September 30, 2012	Year Ended December 31, 2011

Sales	7,504	36,623	54,142
Issued to shareholders electing to receive payments of distributions in Fund shares	6,050	12,216	33,023
Redemptions	(36,789)	(94,870)	(276,880)
Exchange to Class A shares	(93,973)	(289,671)	(506,469)

Net decrease	(117,208)	(335,702)	(696,184)

Class C	Six Months Ended March 31, 2013 (Unaudited)	Nine Months Ended September 30, 2012	Year Ended December 31, 2011

Sales	664,773	654,771	667,393
Issued to shareholders electing to receive payments of distributions in Fund shares	62,427	91,222	142,188
Redemptions	(429,456)	(487,033)	(1,903,690)

Net increase (decrease)	297,744	258,960	(1,094,109)

Class I	Six Months Ended March 31, 2013 (Unaudited)	Nine Months Ended September 30, 2012	Year Ended December 31, 2011

Sales	1,455,034	2,797,000	2,470,334
Issued to shareholders electing to receive payments of distributions in Fund shares	169,795	259,889	352,435
Redemptions	(2,313,321)	(1,611,882)	(6,601,329)

Net increase (decrease)	(688,492)	1,445,007	(3,778,560)

National Fund
Class A	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	17,997,976	32,466,746
Issued to shareholders electing to receive payments of distributions in Fund shares	5,072,603	11,281,344
Redemptions	(43,507,921)	(60,345,084)
Exchange from Class B shares	878,672	1,455,731

Net decrease	(19,558,670)	(15,141,263)

38

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	64,105	207,352
Issued to shareholders electing to receive payments of distributions in Fund shares	136,593	369,639
Redemptions	(937,983)	(2,027,550)
Exchange to Class A shares	(878,740)	(1,455,864)

Net decrease	(1,616,025)	(2,906,423)

Class C	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	4,702,267	10,979,045
Issued to shareholders electing to receive payments of distributions in Fund shares	1,247,903	2,752,860
Redemptions	(10,172,370)	(17,219,521)

Net decrease	(4,222,200)	(3,487,616)

Class I	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	25,875,809	54,466,388
Issued to shareholders electing to receive payments of distributions in Fund shares	2,278,920	3,682,402
Redemptions	(22,021,090)	(31,293,652)

Net increase	6,133,639	26,855,138

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$387,147,273	$4,631,765,120

Gross unrealized appreciation	$63,360,890	$604,667,392
Gross unrealized depreciation	(2,948,156)	(124,592,674)

Net unrealized appreciation	$60,412,734	$480,074,718

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an

39

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2013, the National Fund had a balance outstanding pursuant to this line of credit of $97,600,000 at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2013. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2013. The Funds’ average borrowings or allocated fees during the six months ended March 31, 2013 were not significant.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2013 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
AMT-Free	6/13	325 U.S. 10-Year Treasury Note	Short	$(42,490,617)	$(42,894,922)	$(404,305)
	6/13	182 U.S. 30-Year Treasury Bond	Short	(25,936,123)	(26,293,313)	(357,190)
National	6/13	5,000 U.S. 30-Year Treasury Bond	Short	$(714,409,228)	$(722,343,750)	$(7,934,522)

At March 31, 2013, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2013 were as follows:

	AMT-Free Fund		National Fund

Liability Derivative:
Futures Contracts	$(761,495	)(1)	$(7,934,522	)(1)

Total	$(761,495)		$(7,934,522)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2013 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$907,798	(1)	$38,231,888	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(581,106	)(2)	$(11,953,460	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

40

Eaton Vance

Municipal Income Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2013, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Amount:
Futures Contracts	$50,700,000	$871,429,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$517,910,007	$—	$517,910,007

Total Investments	$—	$517,910,007	$—	$517,910,007

Liability Description

Futures Contracts	$(761,495)	$—	$—	$(761,495)

Total	$(761,495)	$—	$—	$(761,495)

National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$5,677,332,972	$—	$5,677,332,972

Taxable Municipal Securities	—	201,574,866	—	201,574,866

Total Investments	$—	$5,878,907,838	$—	$5,878,907,838

Liability Description

Futures Contracts	$(7,934,522)	$—	$—	$(7,934,522)

Total	$(7,934,522)	$—	$—	$(7,934,522)

The Funds held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

41

Eaton Vance

Municipal Income Funds

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Municipals Trust (MT) and Eaton Vance Mutual Funds Trust (MFT)

Thomas M. Metzold

President of MT

Duncan W. Richardson

President of MFT

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*Interested	Trustee

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448-5/13	HMSRC

Eaton Vance

Atlanta Capital Horizon

Growth Fund

Semiannual Report

March 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2013

Eaton Vance

Atlanta Capital Horizon Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	20

Important Notices	21

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Performance1,2

Portfolio Managers Richard B. England, CFA, Brian P. Mansfield and Glenn H. Shaw, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	03/04/2002	10.93%	2.05%	7.18%	9.34%	—
Class A with 5.75% Maximum Sales Charge	—	4.53	–3.79	5.92	8.70	—
Class B at NAV	03/04/2002	10.48	1.29	6.38	8.52	—
Class B with 5% Maximum Sales Charge	—	5.48	–3.64	6.07	8.52	—
Class C at NAV	03/04/2002	10.49	1.29	6.35	8.51	—
Class C with 1% Maximum Sales Charge	—	9.49	0.30	6.35	8.51	—
Class I at NAV	05/02/2011	11.04	2.35	—	—	1.16%
Russell Midcap Growth Index	—	13.39%	12.76%	7.98%	11.52%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			1.72%	2.47%	2.47%	1.47%
Net			1.40	2.15	2.15	1.15

Fund Profile

Top 10 Holdings (% of net assets)4

Amphenol Corp., Class A	2.8%
Intuit, Inc.	2.6
C.H. Robinson Worldwide, Inc.	2.6
Airgas, Inc.	2.6
Waste Connections, Inc.	2.6
Chicago Bridge & Iron Co. NV - NY Shares	2.6
MercadoLibre, Inc.	2.4
B/E Aerospace, Inc.	2.4
IntercontinentalExchange, Inc.	2.3
Illumina, Inc.	2.3

Total	25.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Endnotes and Additional Disclosures

[1]

Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/14. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,109.30	$7.36	**	1.40%
Class B	$1,000.00	$1,104.80	$11.28	**	2.15%
Class C	$1,000.00	$1,104.90	$11.28	**	2.15%
Class I	$1,000.00	$1,110.40	$6.05	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.04	**	1.40%
Class B	$1,000.00	$1,014.20	$10.80	**	2.15%
Class C	$1,000.00	$1,014.20	$10.80	**	2.15%
Class I	$1,000.00	$1,019.20	$5.79	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 2.4%
B/E Aerospace, Inc.(1)	14,170	$854,309

		$854,309

Air Freight & Logistics — 3.8%
C.H. Robinson Worldwide, Inc.	15,881	$944,284
Expeditors International of Washington, Inc.	12,307	439,483

		$1,383,767

Beverages — 1.1%
Dr Pepper Snapple Group, Inc.	8,743	$410,484

		$410,484

Capital Markets — 2.2%
Affiliated Managers Group, Inc.(1)	5,063	$777,525

		$777,525

Chemicals — 4.6%
Airgas, Inc.	9,473	$939,343
Ecolab, Inc.	8,938	716,649

		$1,655,992

Commercial Banks — 2.0%
First Republic Bank	18,536	$715,860

		$715,860

Commercial Services & Supplies — 4.6%
Stericycle, Inc.(1)	6,677	$708,964
Waste Connections, Inc.	26,015	936,020

		$1,644,984

Communications Equipment — 3.1%
F5 Networks, Inc.(1)	5,185	$461,880
Juniper Networks, Inc.(1)	36,079	668,905

		$1,130,785

Construction & Engineering — 2.6%
Chicago Bridge & Iron Co. NV – NY Shares	15,063	$935,412

		$935,412

Security	Shares	Value

Diversified Financial Services — 2.3%
IntercontinentalExchange, Inc.(1)	5,110	$833,288

		$833,288

Electrical Equipment — 1.3%
AMETEK, Inc.	10,787	$467,724

		$467,724

Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp., Class A	13,538	$1,010,612

		$1,010,612

Energy Equipment & Services — 6.0%
Cameron International Corp.(1)	10,272	$669,734
Core Laboratories NV	4,639	639,811
Oceaneering International, Inc.	7,273	483,000
Weatherford International, Ltd.(1)	31,634	384,037

		$2,176,582

Food Products — 3.3%
Mead Johnson Nutrition Co.	6,874	$532,391
TreeHouse Foods, Inc.(1)	10,009	652,087

		$1,184,478

Health Care Equipment & Supplies — 2.7%
Edwards Lifesciences Corp.(1)	4,713	$387,220
Varian Medical Systems, Inc.(1)	8,305	597,960

		$985,180

Health Care Providers & Services — 2.0%
Catamaran Corp.(1)	6,552	$347,453
DaVita HealthCare Partners, Inc.(1)	3,070	364,071

		$711,524

Health Care Technology — 1.5%
Cerner Corp.(1)	5,589	$529,558

		$529,558

Hotels, Restaurants & Leisure — 2.3%
Arcos Dorados Holdings, Inc., Class A	25,724	$339,557
Wynn Resorts, Ltd.	4,060	508,149

		$847,706

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 2.2%
Markel Corp.(1)	1,616	$813,656

		$813,656

Internet & Catalog Retail — 1.1%
priceline.com, Inc.(1)	594	$408,630

		$408,630

Internet Software & Services — 2.4%
MercadoLibre, Inc.	8,933	$862,571

		$862,571

IT Services — 2.2%
Cognizant Technology Solutions Corp., Class A(1)	10,163	$778,587

		$778,587

Life Sciences Tools & Services — 4.3%
Illumina, Inc.(1)	15,181	$819,774
Mettler-Toledo International, Inc.(1)	3,439	733,264

		$1,553,038

Machinery — 2.4%
IDEX Corp.	9,211	$492,051
Joy Global, Inc.	6,411	381,583

		$873,634

Multiline Retail — 2.5%
Dollar Tree, Inc.(1)	11,959	$579,174
Nordstrom, Inc.	5,785	319,506

		$898,680

Oil, Gas & Consumable Fuels — 2.6%
Denbury Resources, Inc.(1)	29,618	$552,376
QEP Resources, Inc.	12,121	385,932

		$938,308

Pharmaceuticals — 3.1%
Allergan, Inc.	3,423	$382,110
Perrigo Co.	6,352	754,173

		$1,136,283

Security	Shares	Value

Professional Services — 1.0%
IHS, Inc.(1)	3,495	$365,996

		$365,996

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	4,844	$360,781

		$360,781

Semiconductors & Semiconductor Equipment — 2.1%
Broadcom Corp., Class A	21,702	$752,408

		$752,408

Software — 6.9%
Informatica Corp.(1)	12,969	$447,041
Intuit, Inc.	14,575	956,849
Red Hat, Inc.(1)	6,796	343,606
salesforce.com, inc.(1)	4,187	748,761

		$2,496,257

Specialty Retail — 7.4%
Bed Bath & Beyond, Inc.(1)	11,502	$740,959
O’Reilly Automotive, Inc.(1)	6,903	707,903
Ross Stores, Inc.	6,165	373,722
Tiffany & Co.	7,577	526,905
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	4,115	334,014

		$2,683,503

Textiles, Apparel & Luxury Goods — 5.5%
Coach, Inc.	12,747	$637,222
Fossil, Inc.(1)	6,290	607,614
lululemon athletica, inc.(1)	6,489	404,589
Ralph Lauren Corp.	2,057	348,271

		$1,997,696

Trading Companies & Distributors — 1.6%
Fastenal Co.	11,085	$569,215

		$569,215

Total Common Stocks (identified cost $30,298,033)		$35,745,013

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$636	$635,532

Total Short-Term Investments (identified cost $635,532)		$635,532

Total Investments — 100.7% (identified cost $30,933,565)		$36,380,545

Other Assets, Less Liabilities — (0.7)%		$(236,378)

Net Assets — 100.0%		$36,144,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2013
Unaffiliated investments, at value (identified cost, $30,298,033)	$35,745,013
Affiliated investment, at value (identified cost, $635,532)	635,532
Cash	6,606
Dividends receivable	19,021
Interest receivable from affiliated investment	50
Receivable for Fund shares sold	16,794
Receivable from affiliates	15,100
Total assets	$36,438,116

Liabilities
Payable for Fund shares redeemed	$235,435
Payable to affiliates:
Investment adviser fee	24,506
Administration fee	4,595
Distribution and service fees	14,457
Accrued expenses	14,956
Total liabilities	$293,949
Net Assets	$36,144,167

Sources of Net Assets
Paid-in capital	$30,680,832
Accumulated net realized gain	179,759
Accumulated net investment loss	(163,404)
Net unrealized appreciation	5,446,980
Total	$36,144,167

Class A Shares
Net Assets	$23,498,353
Shares Outstanding	1,748,542
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.44
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.26

Class B Shares
Net Assets	$2,466,514
Shares Outstanding	206,265
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.96

Class C Shares
Net Assets	$8,642,382
Shares Outstanding	723,335
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.95

Class I Shares
Net Assets	$1,536,918
Shares Outstanding	113,790
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2013
Dividends (net of foreign taxes, $649)	$151,598
Interest allocated from affiliated investment	451
Expenses allocated from affiliated investment	(43)
Total investment income	$152,006

Expenses
Investment adviser fee	$145,540
Administration fee	27,289
Distribution and service fees
Class A	30,109
Class B	12,461
Class C	43,853
Trustees’ fees and expenses	927
Custodian fee	19,630
Transfer and dividend disbursing agent fees	22,852
Legal and accounting services	15,792
Printing and postage	10,235
Registration fees	29,541
Miscellaneous	7,475
Total expenses	$365,704
Deduct —
Allocation of expenses to affiliates	$70,254
Total expense reductions	$70,254

Net expenses	$295,450

Net investment loss	$(143,444)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$680,208
Investment transactions allocated from affiliated investment	14
Net realized gain	$680,222
Change in unrealized appreciation (depreciation) —
Investments	$3,059,443
Net change in unrealized appreciation (depreciation)	$3,059,443

Net realized and unrealized gain	$3,739,665

Net increase in net assets from operations	$3,596,221

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
From operations —
Net investment loss	$(143,444)	$(470,937)
Net realized gain from investment transactions	680,222	830,623
Net change in unrealized appreciation (depreciation) from investments	3,059,443	6,005,860
Net increase in net assets from operations	$3,596,221	$6,365,546
Distributions to shareholders —
From net realized gain
Class A	$(584,141)	$(7,326,162)
Class B	(68,849)	(972,355)
Class C	(234,717)	(2,828,659)
Class I	(22,746)	(96,894)
Total distributions to shareholders	$(910,453)	$(11,224,070)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$639,405	$4,966,712
Class B	194,276	801,601
Class C	571,477	2,303,167
Class I	666,932	1,181,313
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	539,329	6,557,260
Class B	60,367	808,325
Class C	193,804	2,478,644
Class I	22,728	96,698
Cost of shares redeemed
Class A	(5,955,750)	(12,803,560)
Class B	(458,410)	(1,472,330)
Class C	(2,517,719)	(4,057,403)
Class I	(125,726)	(346,166)
Net asset value of shares exchanged
Class A	159,630	825,641
Class B	(159,630)	(825,641)
Net increase (decrease) in net assets from Fund share transactions	$(6,169,287)	$514,261

Net decrease in net assets	$(3,483,519)	$(4,344,263)

Net Assets
At beginning of period	$39,627,686	$43,971,949
At end of period	$36,144,167	$39,627,686

Accumulated net investment loss included in net assets
At end of period	$(163,404)	$(19,960)

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Financial Highlights

	Class A
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012	Period Ended September 30, 2011(1)		Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007
Net asset value — Beginning of period	$12.420		$14.100	$14.410		$11.610		$9.910		$15.400		$13.890

Income (Loss) From Operations
Net investment loss(2)	$(0.035)		$(0.105)	$(0.088	)(3)	$(0.060)		$(0.012)		$(0.035)		$(0.049)
Net realized and unrealized gain (loss)	1.359		1.904	(0.166)		2.860		1.712		(4.430)		2.299

Total income (loss) from operations	$1.324		$1.799	$(0.254)		$2.800		$1.700		$(4.465)		$2.250

Less Distributions
From net realized gain	$(0.304)		$(3.479)	$(0.056)		$—		$—		$(1.025)		$(0.740)

Total distributions	$(0.304)		$(3.479)	$(0.056)		$—		$—		$(1.025)		$(0.740)

Net asset value — End of period	$13.440		$12.420	$14.100		$14.410		$11.610		$9.910		$15.400

Total Return(4)	10.93	%(5)	15.35%	(1.81	)%(5)	24.12%		17.15%		(31.02)%		16.93%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,498		$26,305	$29,725		$35,125		$24,813		$16,196		$24,406
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.40	%(8)	1.40%	1.52	%(8)(9)	1.60	%(9)	1.60	%(9)	1.60	%(9)	1.64	%(9)
Net investment loss	(0.56	)%(8)	(0.81)%	(0.59	)%(3)(8)	(0.46)%		(0.11)%		(0.26)%		(0.34)%
Portfolio Turnover of the Portfolio(10)	—		—	16	%(5)	33%		42%		40%		38%
Portfolio Turnover of the Fund	8	%(5)	50%	52	%(5)(11)	—		—		—		—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.

(2)	Computed using average shares outstanding.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.015 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.69)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.39%, 0.32%, 0.21%, 0.09%, 0.31%, 0.06% and 0.07% of average daily net assets for the six months ended March 31, 2013, the year ended September 30, 2012, the period ended September 30, 2011 and the years ended October 31, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(8)	Annualized.

(9)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and polices as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Financial Highlights — continued

	Class B
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012	Period Ended September 30, 2011(1)		Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007
Net asset value — Beginning of period	$11.130		$13.060	$13.450		$10.920		$9.380		$14.740		$13.420

Income (Loss) From Operations
Net investment loss(2)	$(0.074)		$(0.183)	$(0.195	)(3)	$(0.146)		$(0.075)		$(0.127)		$(0.151)
Net realized and unrealized gain (loss)	1.208		1.732	(0.139)		2.676		1.615		(4.208)		2.211

Total income (loss) from operations	$1.134		$1.549	$(0.334)		$2.530		$1.540		$(4.335)		$2.060

Less Distributions
From net realized gain	$(0.304)		$(3.479)	$(0.056)		$—		$—		$(1.025)		$(0.740)

Total distributions	$(0.304)		$(3.479)	$(0.056)		$—		$—		$(1.025)		$(0.740)

Net asset value — End of period	$11.960		$11.130	$13.060		$13.450		$10.920		$9.380		$14.740

Total Return(4)	10.48	%(5)	14.49%	(2.53	)%(5)	23.17%		16.42%		(31.56)%		16.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,467		$2,655	$3,790		$3,327		$3,102		$3,316		$5,950
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.15	%(8)	2.15%	2.25	%(8)(9)	2.35	%(9)	2.35	%(9)	2.35	%(9)	2.39	%(9)
Net investment loss	(1.31	)%(8)	(1.56)%	(1.39	)%(3)(8)	(1.21)%		(0.80)%		(1.01)%		(1.08)%
Portfolio Turnover of the Portfolio(10)	—		—	16	%(5)	33%		42%		40%		38%
Portfolio Turnover of the Fund	8	%(5)	50%	52	%(5)(11)	—		—		—		—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.

(2)	Computed using average shares outstanding.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.014 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.49)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.39%, 0.32%, 0.21%, 0.09%, 0.31%, 0.06% and 0.07% of average daily net assets for the six months ended March 31, 2013, the year ended September 30, 2012, the period ended September 30, 2011 and the years ended October 31, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(8)	Annualized.

(9)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and polices as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012	Period Ended September 30, 2011(1)		Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007
Net asset value — Beginning of period	$11.120		$13.050	$13.430		$10.910		$9.370		$14.740		$13.420

Income (Loss) From Operations
Net investment loss(2)	$(0.074)		$(0.182)	$(0.198	)(3)	$(0.145)		$(0.080)		$(0.127)		$(0.151)
Net realized and unrealized gain (loss)	1.208		1.731	(0.126)		2.665		1.620		(4.218)		2.211

Total income (loss) from operations	$1.134		$1.549	$(0.324)		$2.520		$1.540		$(4.345)		$2.060

Less Distributions
From net realized gain	$(0.304)		$(3.479)	$(0.056)		$—		$—		$(1.025)		$(0.740)

Total distributions	$(0.304)		$(3.479)	$(0.056)		$—		$—		$(1.025)		$(0.740)

Net asset value — End of period	$11.950		$11.120	$13.050		$13.430		$10.910		$9.370		$14.740

Total Return(4)	10.49	%(5)	14.51%	(2.46	)%(5)	23.10%		16.44%		(31.63)%		16.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,642		$9,796	$10,456		$7,195		$6,528		$5,273		$8,735
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.15	%(8)	2.15%	2.25	%(8)(9)	2.35	%(9)	2.35	%(9)	2.35	%(9)	2.39	%(9)
Net investment loss	(1.31	)%(8)	(1.55)%	(1.42	)%(3)(8)	(1.20)%		(0.84)%		(1.02)%		(1.08)%
Portfolio Turnover of the Portfolio(10)	—		—	16	%(5)	33%		42%		40%		38%
Portfolio Turnover of the Fund	8	%(5)	50%	52	%(5)(11)	—		—		—		—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.

(2)	Computed using average shares outstanding.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.013 per share, for the period while the Fund was making investments directly in the Portfolio. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.51)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.39%, 0.32%, 0.21%, 0.09%, 0.31%, 0.06% and 0.07% of average daily net assets for the six months ended March 31, 2013, the year ended September 30, 2012, the period ended September 30, 2011 and the years ended October 31, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(8)	Annualized.

(9)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Mid-Cap Core Portfolio, a Massachusetts business trust having the same investment objective and polices as the Fund, in which the Fund invested all of its investable assets prior to April 22, 2011.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012	Period Ended September 30, 2011(1)
Net asset value — Beginning of period	$12.470		$14.110	$17.730

Income (Loss) From Operations
Net investment loss(2)	$(0.021)		$(0.072)	$(0.058)
Net realized and unrealized gain (loss)	1.365		1.911	(3.562)

Total income (loss) from operations	$1.344		$1.839	$(3.620)

Less Distributions
From net realized gain	$(0.304)		$(3.479)	$—

Total distributions	$(0.304)		$(3.479)	$—

Net asset value — End of period	$13.510		$12.470	$14.110

Total Return(3)	11.04	%(4)	15.69%	(20.42	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,537		$872	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.15	%(7)	1.15%	1.15	%(7)
Net investment loss	(0.32	)%(7)	(0.58)%	(0.86	)%(7)
Portfolio Turnover	8	%(4)	50%	52	%(4)(8)

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The administrator of the Fund subsidized certain operating expenses (equal to 0.39%, 0.32% and 0.38% of average daily net assets for the six months ended March 31, 2013, the year ended September 30, 2012 and the period ended September 30, 2011, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the period from April 22, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Horizon Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2012, the Fund had a late year ordinary loss of $20,996, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2013, the investment adviser fee amounted to $145,540 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended March 31, 2013, the administration fee amounted to $27,289.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40%, 2.15%, 2.15% and 1.15% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2014. Pursuant to this agreement, EVM and Atlanta Capital were allocated $70,254 in total of the Fund’s operating expenses for the six months ended March 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2013, EVM earned $1,665 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,285 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

16

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2013 amounted to $30,109 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended March 31, 2013, the Fund paid or accrued to EVD $9,346 and $32,890 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At March 31, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $133,000 and $877,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2013 amounted to $3,115 and $10,963 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended March 31, 2013, the Fund was informed that EVD received approximately $3,000 and $300 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,969,672 and $9,139,815, respectively, for the six months ended March 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	49,549	373,594
Issued to shareholders electing to receive payments of distributions in Fund shares	44,499	583,386
Redemptions	(476,106)	(1,008,925)
Exchange from Class B shares	12,715	61,677

Net increase (decrease)	(369,343)	9,732

17

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	17,164	65,080
Issued to shareholders electing to receive payments of distributions in Fund shares	5,585	79,795
Redemptions	(40,862)	(128,662)
Exchange to Class A shares	(14,233)	(67,871)

Net decrease	(32,346)	(51,658)

Class C	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	50,968	193,949
Issued to shareholders electing to receive payments of distributions in Fund shares	17,945	244,925
Redemptions	(226,710)	(359,087)

Net increase (decrease)	(157,797)	79,787

Class I	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	51,869	88,276
Issued to shareholders electing to receive payments of distributions in Fund shares	1,868	8,588
Redemptions	(9,871)	(27,040)

Net increase	43,866	69,824

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,369,677

Gross unrealized appreciation	$6,088,861
Gross unrealized depreciation	(1,077,993)

Net unrealized appreciation	$5,010,868

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2013.

18

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$35,745,013	*	$—	$—	$35,745,013
Short-Term Investments	—		635,532	—	635,532

Total Investments	$35,745,013		$635,532	$—	$36,380,545

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Atlanta Capital Horizon Growth Fund

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Horizon Growth Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Horizon Growth Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1301-5/13	TMMCCSRC

Eaton Vance

Build America Bond Fund

Semiannual Report

March 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2013

Eaton Vance

Build America Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	18

Important Notices	19

Eaton Vance

Build America Bond Fund

March 31, 2013

Performance1,2

Portfolio Managers Cynthia J. Clemson and Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	11/17/2009	2.57%	8.54%	11.94%
Class A with 4.75% Maximum Sales Charge	—	–2.32	3.35	10.33
Class C at NAV	11/17/2009	2.11	7.65	11.13
Class C with 1% Maximum Sales Charge	—	1.11	6.65	11.13
Class I at NAV	11/17/2009	2.70	8.81	12.19
Barclays Capital U.S. Aggregate Local Authorities Index	11/17/2009	2.14%	7.73%	9.54%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I
Gross		1.14%	1.89%	0.89%
Net		0.95	1.70	0.70

% Distribution Rates/Yields[4]		Class A	Class C	Class I
Distribution Rate		4.09%	3.35%	4.34%
SEC 30-day Yield		2.57	1.96	2.95

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Build America Bond Fund

March 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Capital U.S. Aggregate Local Authorities Index is an unmanaged index that measures the performance of U.S. investment-grade fixed-rate debt issued directly or indirectly by local government authorities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/14. Without the reimbursement, performance would have been lower.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Build America Bond Fund

March 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.70	$4.80	**	0.95%
Class C	$1,000.00	$1,021.10	$8.57	**	1.70%
Class I	$1,000.00	$1,027.00	$3.54	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.78	**	0.95%
Class C	$1,000.00	$1,016.50	$8.55	**	1.70%
Class I	$1,000.00	$1,021.40	$3.53	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Build America Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Taxable Municipal Securities — 100.7%(1)
Security	Principal Amount (000’s omitted)	Value

Education — 10.1%
Indiana University, 5.536%, 6/1/30	$1,300	$1,511,341
Massachusetts College Building Authority, 5.832%, 5/1/30	2,500	3,207,925
University of Massachusetts Building Authority, 6.573%, 5/1/39	2,470	2,863,990
University of Michigan, 6.172%, 4/1/30	530	611,721
University of Texas, 6.276%, 8/15/41	1,715	2,007,493

		$10,202,470

Electric Utilities — 9.0%
American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,000	$1,345,710
Los Angeles, CA, Department of Water and Power, 6.166%, 7/1/40	540	646,067
Los Angeles, CA, Department of Water and Power, 7.00%, 7/1/41	505	641,582
Municipal Electric Authority of Georgia, 6.637%, 4/1/57	1,000	1,190,610
Municipal Electric Authority of Georgia, 6.655%, 4/1/57	1,000	1,181,190
Nebraska Public Power District, 5.323%, 1/1/30	1,000	1,134,730
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,237,090
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,440	1,691,971

		$9,068,950

General Obligations — 36.4%
Ann Arbor, MI, 5.40%, 5/1/23	$1,000	$1,177,120
California, 7.70%, 11/1/30	2,380	3,026,670
Commonwealth of Massachusetts, 4.91%, 5/1/29	1,575	1,837,931
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,705	2,048,472
Connecticut, 5.632%, 12/1/29	1,170	1,476,212
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	2,040	2,537,087
Denton County, TX, 5.968%, 7/15/35	1,020	1,162,443
Denver, CO, 5.65%, 8/1/30	1,250	1,524,738
Florida, Board of Education, 5.50%, 6/1/27	1,000	1,175,640
Florida, Board of Education, 5.65%, 6/1/30	2,000	2,323,540
Mississippi, 5.245%, 11/1/34	2,000	2,391,740
Montgomery County, PA, 6.03%, 9/1/39	2,365	2,772,892
New York, NY, 5.676%, 10/1/34	1,055	1,205,380
New York, NY, 6.646%, 12/1/31	2,500	3,083,925
Phoenix, AZ, 5.269%, 7/1/34	395	472,629
San Antonio, TX, Independent School District, (PSF Guaranteed), 6.247%, 8/15/35	1,245	1,498,918
San Mateo, CA, Union High School District, 6.733%, 9/1/34	900	1,054,737
Santa Monica, CA, Community College District, 6.763%, 8/1/34	2,470	3,003,742
Shelby County, TN, 5.75%, 4/1/34	385	444,644

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	$805	$950,101
Washington, 5.09%, 8/1/33	1,280	1,512,614

		$36,681,175

Hospital — 0.8%
King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$282,413
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	558,100

		$840,513

Lease Revenue/Certificates of Participation — 3.7%
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39	$2,615	$3,088,158
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	596,295

		$3,684,453

Other Revenue — 3.9%
Battery Park City Authority, NY, 6.375%, 11/1/39	$1,335	$1,564,286
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	440	524,916
New York, NY, Transitional Finance Authority, (Building Aid), 7.128%, 7/15/30	1,500	1,831,470

		$3,920,672

Special Tax Revenue — 12.5%
Connecticut, 5.74%, 12/1/29	$2,500	$3,116,050
Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	1,265	1,488,020
Iowa, Special Obligation, 6.75%, 6/1/34	1,945	2,292,007
Miami-Dade County, FL, Transit Sales Surtax Revenue, 6.71%, 7/1/29	1,105	1,302,729
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.882%, 11/1/31	1,035	1,221,507
Oregon Department of Transportation, (Highway User Tax), 5.784%, 11/15/30	2,000	2,521,220
Oregon Department of Transportation, (Highway User Tax), 5.834%, 11/15/34	525	676,032

		$12,617,565

Transportation — 10.9%
Florida Department of Transportation Authority, 6.80%, 7/1/39	$2,110	$2,524,362
Maryland Transportation Authority, 5.788%, 7/1/29	850	1,079,755
Missouri Highways and Transportation Commission, 5.445%, 5/1/33	2,000	2,433,880

5	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	$2,775	$3,267,840
Port of Seattle, WA, 7.00%, 5/1/36	1,395	1,638,148

		$10,943,985

Water and Sewer — 13.4%
Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$775	$894,954
Colorado Springs Utilities System, 5.338%, 11/15/30	2,500	2,846,550
Hamilton County, OH, Sewer System Revenue, 6.50%, 12/1/34	1,000	1,179,750
Hampton Roads Sanitation District, VA, 5.814%, 11/1/29	470	566,956
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	125,856
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	570	675,074
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,540	1,824,561
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	2,465	2,933,868
Northeast Ohio Regional Sewer District, 6.038%, 11/15/40	1,000	1,175,950
Washington County, OR, Clean Water Services, 5.701%, 10/1/30	1,000	1,226,240

		$13,449,759

Total Taxable Municipal Securities — 100.7% (identified cost $94,699,376)		$101,409,542

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$57	$56,518

Total Short-Term Investments (identified cost $56,518)		$56,518

Total Investments — 100.8% (identified cost $94,755,894)		$101,466,060

Other Assets, Less Liabilities — (0.8)%		$(784,154)

Net Assets — 100.0%		$100,681,906

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	–	Permanent School Fund

At March 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	11.8%
Texas	10.3%
California	10.1%
Others, representing less than 10% individually	68.5%

(1)

Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013.

6	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

March 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2013
Unaffiliated investments, at value (identified cost, $94,699,376)	$101,409,542
Affiliated investment, at value (identified cost, $56,518)	56,518
Interest receivable	1,612,792
Interest receivable from affiliated investment	4
Receivable for Fund shares sold	364,092
Receivable from affiliate	14,930
Total assets	$103,457,878

Liabilities
Demand note payable	$500,000
Payable for Fund shares redeemed	2,069,203
Distributions payable	74,466
Payable to affiliates:
Investment adviser fee	52,242
Distribution and service fees	34,980
Accrued expenses	45,081
Total liabilities	$2,775,972
Net Assets	$100,681,906

Sources of Net Assets
Paid-in capital	$93,403,905
Accumulated net realized gain	1,009,849
Accumulated distributions in excess of net investment income	(442,014)
Net unrealized appreciation	6,710,166
Total	$100,681,906

Class A Shares
Net Assets	$36,700,622
Shares Outstanding	2,917,564
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.58
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$13.21

Class C Shares
Net Assets	$32,036,822
Shares Outstanding	2,547,757
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.57

Class I Shares
Net Assets	$31,944,462
Shares Outstanding	2,539,545
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

March 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2013
Interest	$2,280,789
Interest allocated from affiliated investment	424
Expenses allocated from affiliated investment	(35)
Total investment income	$2,281,178

Expenses
Investment adviser fee	$318,665
Distribution and service fees
Class A	48,415
Class C	171,404
Trustees’ fees and expenses	2,224
Custodian fee	30,834
Transfer and dividend disbursing agent fees	34,850
Legal and accounting services	16,821
Printing and postage	13,435
Registration fees	51,149
Miscellaneous	13,972
Total expenses	$701,769
Deduct —
Allocation of expenses to affiliate	$111,475
Total expense reductions	$111,475

Net expenses	$590,294

Net investment income	$1,690,884

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,449,749
Investment transactions allocated from affiliated investment	10
Net realized gain	$1,449,759
Change in unrealized appreciation (depreciation) —
Investments	$(550,299)
Net change in unrealized appreciation (depreciation)	$(550,299)

Net realized and unrealized gain	$899,460

Net increase in net assets from operations	$2,590,344

8	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

March 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
From operations —
Net investment income	$1,690,884	$2,653,106
Net realized gain from investment transactions	1,449,759	1,758,654
Net change in unrealized appreciation (depreciation) from investments	(550,299)	1,907,566
Net increase in net assets from operations	$2,590,344	$6,319,326
Distributions to shareholders —
From net investment income
Class A	$(810,541)	$(1,428,732)
Class C	(588,638)	(749,608)
Class I	(733,487)	(885,612)
From net realized gain
Class A	(241,510)	—
Class C	(220,629)	—
Class I	(180,424)	—
Total distributions to shareholders	$(2,775,229)	$(3,063,952)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,938,201	$39,440,546
Class C	3,933,355	24,492,184
Class I	19,325,593	47,390,749
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	995,490	1,320,847
Class C	491,038	566,954
Class I	519,132	403,280
Cost of shares redeemed
Class A	(14,239,759)	(21,501,497)
Class C	(7,672,942)	(4,444,385)
Class I	(28,491,383)	(20,805,713)
Net increase (decrease) in net assets from Fund share transactions	$(19,201,275)	$66,862,965

Net increase (decrease) in net assets	$(19,386,160)	$70,118,339

Net Assets
At beginning of period	$120,068,066	$49,949,727
At end of period	$100,681,906	$120,068,066

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(442,014)	$(232)

9	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

March 31, 2013

Financial Highlights

	Class A
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012	Period Ended September 30, 2011(1)		Period Ended October 31, 2010(2)
Net asset value — Beginning of period	$12.600		$12.040	$10.840		$10.000

Income (Loss) From Operations
Net investment income(3)	$0.209		$0.430	$0.469		$0.455
Net realized and unrealized gain	0.109		0.627	1.216		0.796

Total income from operations	$0.318		$1.057	$1.685		$1.251

Less Distributions
From net investment income	$(0.261)		$(0.497)	$(0.481)		$(0.411)
From net realized gain	(0.077)		—	(0.004)		—

Total distributions	$(0.338)		$(0.497)	$(0.485)		$(0.411)

Net asset value — End of period	$12.580		$12.600	$12.040		$10.840

Total Return(4)	2.57	%(5)	8.96%	16.18	%(5)	12.64	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,701		$44,175	$23,327		$26,862
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.95	%(7)	0.95%	0.95	%(7)(8)	0.95	%(7)(8)
Net investment income	3.36	%(7)	3.50%	4.79	%(7)	4.38	%(7)
Portfolio Turnover of the Portfolio(9)	—		—	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	17	%(5)	24%	10	%(5)(10)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.

(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses (equal to 0.21%, 0.19%, 0.41% and 1.16% of average daily net assets for the six months ended March 31, 2013, the year ended September 30, 2012, the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively). Absent this subsidy, total return would be lower.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Build America Bond Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to March 1, 2011.

10	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

March 31, 2013

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012	Period Ended September 30, 2011(1)		Period Ended October 31, 2010(2)
Net asset value — Beginning of period	$12.600		$12.040	$10.840		$10.000

Income (Loss) From Operations
Net investment income(3)	$0.162		$0.337	$0.396		$0.371
Net realized and unrealized gain	0.099		0.627	1.215		0.819

Total income from operations	$0.261		$0.964	$1.611		$1.190

Less Distributions
From net investment income	$(0.214)		$(0.404)	$(0.407)		$(0.350)
From net realized gain	(0.077)		—	(0.004)		—

Total distributions	$(0.291)		$(0.404)	$(0.411)		$(0.350)

Net asset value — End of period	$12.570		$12.600	$12.040		$10.840

Total Return(4)	2.11	%(5)	8.14%	15.50	%(5)	11.91	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,037		$35,407	$13,684		$13,003
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.70	%(7)	1.70%	1.70	%(7)(8)	1.70	%(7)(8)
Net investment income	2.60	%(7)	2.74%	4.05	%(7)	3.56	%(7)
Portfolio Turnover of the Portfolio(9)	—		—	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	17	%(5)	24%	10	%(5)(10)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.

(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses (equal to 0.21%, 0.19%, 0.41% and 1.16% of average daily net assets for the six months ended March 31, 2013, the year ended September 30, 2012, the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively). Absent this subsidy, total return would be lower.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Build America Bond Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to March 1, 2011.

11	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

March 31, 2013

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012	Period Ended September 30, 2011(1)		Period Ended October 31, 2010(2)
Net asset value — Beginning of period	$12.600		$12.050	$10.840		$10.000

Income (Loss) From Operations
Net investment income(3)	$0.224		$0.458	$0.495		$0.460
Net realized and unrealized gain	0.109		0.620	1.225		0.808

Total income from operations	$0.333		$1.078	$1.720		$1.268

Less Distributions
From net investment income	$(0.276)		$(0.528)	$(0.506)		$(0.428)
From net realized gain	(0.077)		—	(0.004)		—

Total distributions	$(0.353)		$(0.528)	$(0.510)		$(0.428)

Net asset value — End of period	$12.580		$12.600	$12.050		$10.840

Total Return(4)	2.70	%(5)	9.14%	16.55	%(5)	12.81	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,944		$40,486	$12,939		$14,001
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.70	%(7)	0.70%	0.70	%(7)(8)	0.70	%(7)(8)
Net investment income	3.59	%(7)	3.70%	5.07	%(7)	4.45	%(7)
Portfolio Turnover of the Portfolio(9)	—		—	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	17	%(5)	24%	10	%(5)(10)	—

(1)	For the eleven months ended September 30, 2011. The Fund changed its fiscal year-end from October 31 to September 30.

(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses (equal to 0.21%, 0.19%, 0.41% and 1.16% of average daily net assets for the six months ended March 31, 2013, the year ended September 30, 2012, the period ended September 30, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively). Absent this subsidy, total return would be lower.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from March 1, 2011 through September 30, 2011 when the Fund was making investments directly in securities.

References to Portfolio herein are to Build America Bond Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to March 1, 2011.

12	See Notes to Financial Statements.

Eaton Vance

Build America Bond Fund

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Build America Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s primary investment objective is current income and its secondary investment objective is capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

13

Eaton Vance

Build America Bond Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2013, the investment adviser fee amounted to $318,665 or 0.60% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund but receives no compensation. EVM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2014. Pursuant to this agreement, EVM was allocated $111,475 of the Fund’s operating expenses for the six months ended March 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2013, EVM earned $938 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,057 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and

14

Eaton Vance

Build America Bond Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2013 amounted to $48,415 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended March 31, 2013, the Fund paid or accrued to EVD $128,553 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At March 31, 2013, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $2,236,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2013 amounted to $42,851 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended March 31, 2013, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $18,161,792 and $33,411,468, respectively, for the six months ended March 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	473,319	3,230,891
Issued to shareholders electing to receive payments of distributions in Fund shares	79,484	106,996
Redemptions	(1,140,660)	(1,769,224)

Net increase (decrease)	(587,857)	1,568,663

15

Eaton Vance

Build America Bond Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	313,507	1,991,574
Issued to shareholders electing to receive payments of distributions in Fund shares	39,238	45,887
Redemptions	(615,702)	(363,341)

Net increase (decrease)	(262,957)	1,674,120

Class I	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	1,553,453	3,830,174
Issued to shareholders electing to receive payments of distributions in Fund shares	41,445	32,649
Redemptions	(2,268,397)	(1,723,909)

Net increase (decrease)	(673,499)	2,138,914

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,536,633

Gross unrealized appreciation	$6,056,215
Gross unrealized depreciation	(126,788)

Net unrealized appreciation	$5,929,427

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2013, the Fund had a balance outstanding pursuant to this line of credit of $500,000 at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2013. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2013. The Fund’s average borrowings or allocated fees during the six months ended March 31, 2013 were not significant.

10  Liquidity Risk

The ability of municipalities to issue Build America Bonds expired on December 31, 2010. As a result, the number of Build America Bonds available in the market is limited and there can be no assurance that Build America Bonds will be actively traded. In addition, illiquidity may negatively affect the value of such bonds.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

16

Eaton Vance

Build America Bond Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Taxable Municipal Securities	$—	$101,409,542	$—	$101,409,542
Short-Term Investments	—	56,518	—	56,518

Total Investments	$—	$101,466,060	$—	$101,466,060

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Build America Bond Fund

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Build America Bond Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Build America Bond Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4595-5/13	BABSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 14, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 14, 2013